Earnings Per Share - Schedule of Reconciliation For Calculation Of Basic And Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net income	$ 40,880	$ 30,078	$ 18,938	$ 23,605	$ 70,958	$ 42,543	$ 62,999	$ 53,094	$ 10,893
Weighted average number of common shares outstanding	125,631,725		111,573,332		120,351,366	110,959,839	113,572,379	110,206,103	101,697,002
Dilutive effect of warrants and options outstanding	7,370,506		3,733,981		7,533,547	3,508,500	4,753,345	5,111,839	1,504,125
Diluted weighted average number of common shares outstanding	133,002,231		115,307,313		127,884,913	114,468,339	118,325,724	115,317,942	103,201,127
Basic earnings per share	$ 0.33		$ 0.17		$ 0.59	$ 0.38	$ 0.55	$ 0.48	$ 0.11
Diluted earnings per share	$ 0.31		$ 0.16		$ 0.55	$ 0.37	$ 0.53	$ 0.46	$ 0.11